Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
Boyd Percentage Ownership
William S. Boyd, our Executive Chairman of the Board of Directors, together with his immediate family, beneficially owned approximately 27% of our outstanding shares of common stock as of December 31, 2015. As such, the Boyd family has the ability to significantly influence our affairs, including the election of members of our Board of Directors and, except as otherwise provided by law, approving or disapproving other matters submitted to a vote of our stockholders, including a merger, consolidation or sale of assets. For each of the years ended December 31, 2015, 2014 and 2013, there were no related party transactions between the Company and the Boyd family other than compensation, including salary and equity incentives.

Borgata Ground Leases
Borgata leases approximately 8.4 acres from MGM that provides the land on which Borgata's existing surface parking lot resides. The lease is on a month-to-month term and may be terminated by either party effective on the last day of the month that is three months after notice is given. Pursuant to the surface lot ground lease agreement, Borgata's lease payment is comprised of a de minimus monthly payment to MGM and the property taxes, which are paid directly to the taxing authority. Property taxes incurred for this ground lease agreement were $0.8 million through September 30, 2014, the date of deconsolidation, and $3.2 million for the year ended December 31, 2013. These amounts are included in income (loss) from discontinued operations on the consolidated statements of operations.